MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 4.5%
Automotive & Auto Parts: 0.7%
	Ford Motor Co
100,000	9.000%, 4/22/25	$120,302
	Tenneco Inc
100,000	7.875%, 1/15/29	111,750
		232,052
Building Materials: 0.3%
	SRM Escrow Issuer LLC
100,000	6.000%, 11/1/28	106,005

Chemicals: 0.3%
	Rayonier AM Products Inc
100,000	7.625%, 1/15/26	105,813

Diversified Financial Services: 0.6%
	Alliance Data Systems Corp
100,000	7.000%, 1/15/26	107,318
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.750%, 2/1/24	101,375
		208,693
Energy: 0.3%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
100,000	6.625%, 7/15/26	104,834

Healthcare: 1.3%
	Bausch Health Cos Inc
100,000	6.250%, 2/15/29	99,094
	Legacy LifePoint Health LLC
100,000	6.750%, 4/15/25	105,281
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
100,000	7.375%, 6/1/25	105,656
	Tenet Healthcare Corp
100,000	7.500%, 4/1/25	106,250
		416,281
Homebuilders/Real Estate: 0.3%
	Service Properties Trust
100,000	4.350%, 10/1/24	101,375

Leisure: 0.4%
	Carnival Corp
100,000	10.500%, 2/1/26	116,050

Telecommunications: 0.3%
	GCI LLC
100,000	4.750%, 10/15/28	105,144

TOTAL CORPORATE BONDS
(Cost $1,485,292)		1,496,247

Principal Amount †
BANK LOANS: 90.2%
Airlines: 1.7%
	AAdvantage Loyalty IP Ltd
175,000	5.500% (3 Months LIBOR + 4.750%), 4/20/28 [1,2]	181,161
	Air Canada
125,000	4.250% (3 Months LIBOR + 3.500%), 8/11/28 [1,2]	125,677
	United Airlines Inc
248,750	4.500% (3 Months LIBOR + 3.750%), 4/21/28 [1,2]	251,026
		557,864
Automotive & Auto Parts: 4.1%
	Autokiniton US Holdings Inc
150,000	5.000% (1 Month LIBOR + 4.500%), 4/6/28 [1,2]	150,188
	Clarios Global LP
127,739	3.334% (1 Month LIBOR + 3.250%), 4/30/26 [1,2]	127,340
	Dexco Global
126,000	4.250%, 9/29/28 [1,2,3,4]	126,052
	Dexko Global Inc
24,000	4.250%, 9/22/28 [1,2,3,4]	24,010
	First Brands Group LLC
166,153	6.000% (3 Months LIBOR + 5.000%), 3/24/27 [1,2]	168,188
225,000	9.500% (3 Months LIBOR + 8.500%), 3/24/28 [1,2]	227,813
	IXS Holdings Inc
246,918	5.000% (3 Months LIBOR + 4.250%), 2/26/27 [1,2]	246,702
	Wheel Pros Inc
275,000	5.250% (1 Month LIBOR + 4.500%), 5/11/28 [1,2]	275,228
		1,345,521
Banking: 0.4%
	Superannuation and Investments US LLC
125,000	4.250%, 9/24/28 [1,2,3,4]	124,531

Broadcasting: 2.7%
	EW Scripps Co
433,750	3.750% (1 Month LIBOR + 3.000%), 1/7/28 [1,2]	435,136
	Gray Television Inc
63,723	2.586% (1 Month LIBOR + 2.500%), 1/2/26 [1,2]	63,596
	iHeartCommunications Inc
66,870	3.750% (1 Month LIBOR + 3.250%), 5/1/26 [1,2]	66,970
	Univision Communications Inc
325,000	4.000%, 12/31/28 [1,2,3,4]	324,941
		890,643
Building Materials: 1.2%
	AI Aqua Merger Sub Inc
125,000	4.500% (1 Month LIBOR + 4.000%), 6/16/28 [1,2]	125,547
13,889	4.500%, 6/16/28 [1,2,3,4]	13,950
	Rexnord LLC
100,000	2.750%, 12/31/28 [1,2,3,4]	100,200
	USIC Holdings Inc
152,203	4.250% (1 Month LIBOR + 3.500%), 5/31/28 [1,2]	152,298
		391,995
Cable/Satellite TV: 3.4%
	Charter Communications Operating LLC
496,203	1.840% (1 Month LIBOR + 1.750%), 2/1/27 [1,2]	493,583
	CSC Holdings LLC
497,403	2.334% (1 Month LIBOR + 2.250%), 7/17/25 [1,2]	491,456
	Directv Financing LLC
150,000	5.750% (1 Month LIBOR + 5.000%), 8/2/27 [1,2]	150,265
		1,135,304
Capital Goods: 5.7%
	Arvos BidCo SARL
98,773	6.500% (3 Months LIBOR + 5.500%), 8/29/23 [1,2]	73,586
	Raymond Bartlett Snow Holding LLC
98,773	6.500% (3 Months LIBOR + 5.500%), 8/29/23 [1,2]	73,586
	Safety Products/JHC Acquisition Corp
342,405	4.584% (1 Month LIBOR + 4.500%), 6/28/26 [1,2]	327,425
42,388	4.584% (1 Month LIBOR + 4.500%), 6/28/26 [1,2]	40,534
	SLV GmbH
EUR 459,854	4.250% (1 Month EURIBOR + 4.250%), 1/3/24 [1,2]	532,803
	US Farathane LLC
268,125	5.250% (1 Month LIBOR + 4.250%), 12/23/24 [1,2]	267,455
	Wittur Holding GmbH
EUR 500,000	4.500% (6 Months EURBOR + 4.500%), 10/2/26 [1,2]	578,180
		1,893,569
Chemicals: 3.4%
	Eco Services Operations Corp
149,625	3.250% (1 Month LIBOR + 2.750%), 6/9/28 [1,2]	149,875
	Hyperion Materials & Technologies Inc
300,000	5.000% (1 Month LIBOR + 4.500%), 8/31/28 [1,2]	300,937
	Rohm Holding GmbH
197,990	4.904% (6 Months LIBOR + 4.750%), 7/31/26 [1,2]	198,114
	SCIH Salt Holdings Inc
205,477	4.750% (3 Months LIBOR + 4.000%), 3/16/27 [1,2]	205,975
	Tronox Finance LLC
276,000	2.335% (1 Month LIBOR + 2.250%), 3/2/28 [1,2]	275,262
		1,130,163
Consumer-Products: 1.4%
	Sunset Debt Merger Sub Inc
275,000	4.750%, 9/30/28 [1,2,3,4]	273,455
	Sunshine Luxembourg VII SARL
199,000	4.500% (3 Months LIBOR + 3.750%), 10/1/26 [1,2]	199,784
		473,239
Containers: 0.9%
	Liqui-Box Holdings Inc
123,438	5.500% (3 Months LIBOR + 4.500%), 6/3/26 [1,2]	117,060
	Trident TPI Holdings Inc
150,996	4.500% (1 Month LIBOR + 4.000%), 7/28/28 [1,2]	151,436
21,418	4.750%, 8/31/28 [1,2,3,4]	21,480
		289,976
Diversified Financial Services: 6.4%
	Citadel Securities LP
497,500	2.584% (1 Month LIBOR + 2.500%), 2/2/28 [1,2]	493,592
	Cowen Inc
272,938	4.000% (3 Months LIBOR + 3.250%), 4/30/28 [1,2]	274,302
	DRW Holdings LLC
519,122	3.834% (1 Month LIBOR + 3.750%), 2/24/28 [1,2]	518,148
	Global Business Travel Holdings Ltd
445,431	2.586% (1 Month LIBOR + 2.500%), 7/21/25 [1,2]	403,487
	Jane Street Group LLC
148,875	2.834% (1 Month LIBOR + 2.750%), 1/31/28 [1,2]	147,591
	Mermaid Bidco Inc
149,625	4.500% (1 Month LIBOR + 3.750%), 12/22/27 [1,2]	149,812
	Paysafe Holdings US Corp
150,000	3.250%, 6/28/28 [1,2,3,4]	148,313
		2,135,245
Diversified Media: 4.6%
	Adevinta ASA
499,813	3.750% (3 Months LIBOR + 3.000%), 12/31/27 [1,2]	500,937
	Advantage Sales & Marketing Inc
223,313	6.000% (2 Months LIBOR + 5.250%), 10/22/27 [1,2]	224,748
	Allen Media LLC
190,476	5.500%, 2/10/27 [1,2,3,4]	190,774
209,524	5.500%, 2/10/27 [1,2,3,4]	209,852
73,863	5.703%, 2/28/27 [1,2,3,4]	73,979
	Clear Channel Outdoor Holdings Inc
346,465	3.629% (3 Months LIBOR + 3.500%), 8/7/26 [1,2]	339,832
		1,540,122
Energy: 1.9%
	BW Gas & Convenience Holdings LLC
349,125	4.000% (1 Month LIBOR + 3.500%), 3/31/28 [1,2]	349,998
	DT Midstream Inc
99,750	2.500% (3 Months LIBOR + 2.000%), 6/12/28 [1,2]	99,836
	Oryx Midstream Services Permian Basin LLC
175,000	3.750%, 9/29/28 [1,2,3,4]	174,125
		623,959
Environmental: 0.7%
	Gopher Resource LLC
247,383	4.250% (1 Month LIBOR + 3.250%), 3/6/25 [1,2]	229,572

Food/Beverage/Tobacco: 2.8%
	Quantum Bidco Ltd
GBP 125,000	6.113% (3 Months LIBOR + 6.000%), 1/21/28 [1,2]	166,741
	Upfield BV
EUR 500,000	3.500% (1 Month EURIBOR + 3.500%), 3/7/25 [1,2]	564,033
	Whole Earth Brands Inc
199,000	5.500% (3 Months LIBOR + 4.500%), 2/2/28 [1,2]	198,254
		929,028
Gaming: 3.3%
	Caesars Resort Collection LLC
496,134	2.834% (1 Month LIBOR + 2.750%), 12/23/24 [1,2]	493,830
198,000	3.583% (1 Month LIBOR + 3.500%), 7/21/25 [1,2]	198,398
	PCI Gaming Authority
389,490	2.584% (1 Month LIBOR + 2.500%), 5/29/26 [1,2]	388,590
		1,080,818
Healthcare: 13.8%
	Air Methods Corp
146,183	4.500%, 4/22/24 [1,2]	145,224
	athenahealth Inc
124,375	4.333% (1 Month LIBOR + 4.250%), 2/11/26 [1,2]	124,888
	Auris Luxembourg III SARL
197,469	3.835% (1 Month LIBOR + 3.750%), 7/25/25 [1,2]	196,050
	Bowtie Germany BidCo GmbH
EUR 500,000	3.750% (3 Months EURIBOR + 3.750%), 2/11/28 [1,2]	577,942
	BW NHHC Holdco Inc
148,465	5.125% (3 Months LIBOR + 5.000%), 5/15/25 [1,2]	131,697
	Carestream Health Inc
333,448	7.750% (6 Months LIBOR + 6.750%), 5/8/23 [1,2]	335,464
	Gainwell Acquisition Corp
497,494	4.750% (3 Months LIBOR + 4.000%), 8/17/27 [1,2]	499,359
	HCRX Investments Holdco LP
175,000	2.750%, 7/14/28 [1,2,3,4]	174,650
	ICON Luxembourg SARL
99,750	3.000% (3 Months LIBOR + 2.500%), 7/3/28 [1,2]	100,193
	Mallinckrodt International Finance SA
432,740	6.000% (1 Month LIBOR + 5.250%), 9/24/24 [1,2]	410,262
	MPH Acquisition Holdings LLC
450,000	4.750% (3 Months LIBOR + 4.250%), 9/30/28 [1,2]	445,502
	One Call Corp
349,125	6.250% (3 Months LIBOR + 5.500%), 4/5/27 [1,2]	352,616
	Organon & Co
324,188	3.500% (3 Months LIBOR + 3.000%), 6/2/28 [1,2]	325,403
	PetVet Care Centers LLC
49,495	4.250% (1 Month LIBOR + 3.500%), 2/14/25 [1,2]	49,573
	Pluto Acquisition I Inc
99,750	4.131% (3 Months LIBOR + 4.000%), 6/22/26 [1,2]	99,812
	PRA Health Sciences Inc
24,938	3.000% (3 Months LIBOR + 2.500%), 7/3/28 [1,2]	25,048
	Sedgwick Claims Management Services Inc
24,500	5.250% (1 Month LIBOR + 4.250%), 9/3/26 [1,2]	24,583
	Tivity Health Inc
124,688	4.334% (1 Month LIBOR + 4.250%), 6/23/28 [1,2]	124,797
	US Radiology Specialists Inc
74,438	6.250% (3 Months LIBOR + 5.500%), 12/10/27 [1,2]	74,879
	US Renal Care Inc
346,465	5.084% (1 Month LIBOR + 5.000%), 6/26/26 [1,2]	346,465
		4,564,407
Leisure: 0.2%
	United PF Holdings LLC
68,247	4.132% (3 Months LIBOR + 4.000%), 12/30/26 [1,2]	66,996

Metals/Mining: 0.4%
	Grinding Media Inc
125,000	4.750%, 10/31/28 [1,2,3,4]	125,469

Paper: 1.1%
	SPA US HoldCo Inc
200,000	4.750% (3 Months LIBOR + 4.000%), 3/11/28 [1,2]	200,667
	Sylvamo Corp
150,000	4.750%, 10/31/28 [1,2,3,4]	149,812
		350,479
Publishing/Printing: 0.8%
	Cimpress USA Inc
249,375	4.000% (1 Month LIBOR + 3.500%), 4/28/28 [1,2]	249,921

Services: 8.6%
	APi Group DE Inc
95,000	2.584% (1 Month LIBOR + 2.500%), 10/31/26 [1,2]	94,600
	APX Group Inc
100,000	4.000% (1 Month LIBOR + 3.500%), 7/10/28 [1,2]	99,828
	Assystem Technologies Services SASU
EUR 500,000	4.250% (6 Months EURIBOR + 4.250%), 7/12/24 [1,2]	562,667
	Engineered Components & Systems LLC
325,000	6.500% (1 Month LIBOR + 6.000%), 6/8/28 [1,2]	325,406
91,743	5.000%, 6/8/28 [1,2,3,4]	91,858
	Franchise Group Inc
122,317	5.500% (3 Months LIBOR + 4.750%), 3/31/26 [1,2]	123,158
	Gems Menasa Cayman Ltd
146,659	6.000% (6 Months LIBOR + 5.000%), 7/30/26 [1,2]	147,117
	KAR Auction Services Inc
496,203	2.375% (1 Month LIBOR + 2.250%), 9/19/26 [1,2]	486,278
	LBM Acquisition LLC
121,723	4.500% (3 Months LIBOR + 3.750%), 12/17/27 [1,2]	120,759
	Osmose Utilities Services Inc
150,000	3.750% (1 Month LIBOR + 3.250%), 6/16/28 [1,2]	149,649
	Revint Intermediate II LLC
199,000	5.750% (1 Month LIBOR + 5.000%), 10/8/27 [1,2]	200,368
	Sitel Worldwide Corp
150,000	4.250%, 12/29/28 [1,2,3,4]	150,375
	SRS Distribution Inc
150,000	4.250% (3 Months LIBOR + 3.750%), 6/4/28 [1,2]	150,156
	Summer BC Holdco B SARL
148,489	5.134% (3 Months LIBOR + 5.000%), 12/4/26 [1,2]	148,844
		2,851,063
Steel: 1.4%
	TMS International Corp
452,012	3.750% (1 Month LIBOR + 2.750%), 8/14/24 [1,2]	452,577

Super Retail: 3.1%
	84 Lumber Co
496,250	3.750% (1 Month LIBOR + 3.000%), 11/13/26 [1,2]	497,439
	At Home Group Inc
50,000	4.750% (3 Months LIBOR + 4.250%), 6/26/28 [1,2]	50,156
	S&S Holdings LLC
497,500	5.500% (3 Months LIBOR + 5.000%), 2/18/28 [1,2]	495,012
		1,042,607
Technology: 9.8%
	Ahead DB Holdings LLC
349,125	4.500% (3 Months LIBOR + 3.750%), 10/18/27 [1,2]	350,942
	Centralsquare Technologies LLC
291,750	3.882% (3 Months LIBOR + 3.750%), 8/15/25 [1,2]	272,012
	ConnectWise LLC
75,000	4.000%, 10/31/28 [1,2,3,4]	74,962
	Constant Contact Inc
411,765	4.750% (1 Month LIBOR + 4.000%), 2/10/28 [1,2]	411,250
	CT Technologies Intermediate Holdings Inc
174,125	6.000%, 12/31/25 [1,2,3,4]	174,642
	Dawn Acquisition LLC
352,005	3.882% (3 Months LIBOR + 3.75%), 10/25/25 [1,2]	298,280
	Dcert Buyer Inc
247,487	4.084% (1 Month LIBOR + 4.000%), 10/16/26 [1,2]	247,831
	LogMeIn Inc
148,875	4.833% (1 Month LIBOR + 4.750%), 8/31/27 [1,2]	148,980
	Proofpoint Inc
150,000	3.750% (3 Months LIBOR + 3.250%), 6/9/28 [1,2]	149,400
	Skopima Consilio Parent LLC
375,000	4.500% (1 Month LIBOR + 4.000%), 5/31/28 [1,2]	373,266
	Synamedia Americas Holdings Inc
343,517	6.110% (2 Months LIBOR + 6.000%), 10/31/24 [1,2]	337,076
	Veritas US Inc
248,252	6.000% (3 Months LIBOR + 5.000%), 9/1/25 [1,2]	249,725
	Xperi Holding Corp
148,125	3.584% (1 Month LIBOR + 3.500%), 6/1/25 [1,2]	147,940
		3,236,306
Telecommunications: 4.3%
	Crown Subsea Communications Holding Inc
340,582	5.750% (1 Month LIBOR + 5.000%), 5/31/27 [1,2]	343,988
	Lumen Technologies Inc
248,106	2.334% (1 Month LIBOR + 2.250%), 3/15/27 [1,2]	245,745
	Virgin Media Bristol LLC
500,000	3.334% (1 Month LIBOR + 3.250%), 1/31/29 [1,2]	500,763
	Voyage Australia Pty Ltd
325,000	4.000% (3 Months LIBOR + 3.500%), 5/18/28 [1,2]	325,406
		1,415,902
Transportation Excluding Air/Rail: 1.4%
	First Student Bidco Inc
76,794	3.500% (3 Months LIBOR + 3.000%), 7/21/28 [1,2]	76,467
28,347	3.500% (3 Months LIBOR + 3.000%), 7/21/28 [1,2]	28,226
	Yak Access LLC
467,415	5.121% (3 Months LIBOR + 5.000%), 7/2/25 [1,2]	374,320
		479,013
Utilities: 0.7%
	Edgewater Generation LLC
235,010	3.834% (1 Month LIBOR + 3.750%), 12/12/25 [1,2]	224,685

TOTAL BANK LOANS
(Cost $29,841,350)		29,830,974

TOTAL INVESTMENTS IN SECURITIES: 94.7%
(Cost $31,326,642)		31,327,221
Other Assets in Excess of Liabilities: 5.3%		1,763,148
TOTAL NET ASSETS: 100.0%		$33,090,369

†	In USD unless otherwise indicated.
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
GBP	Great Britain Pound
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2021 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	September 30, 2021	Currency to be Received	September 30, 2021	(Depreciation)
12/13/2021	EUR 2,500,000	$2,900,589	USD 2,965,430	$2,965,430	$64,841
12/13/2021	GBP 200,000	269,517	USD 278,153	278,153	8,636
		$3,170,106		$3,243,583	$73,477

Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$1,496,247	$–	$1,496,247
Bank Loans	–	29,830,974	–	29,830,974
Total Assets	$–	$31,327,221	$–	$31,327,221
Other Financial Instruments[1]:
Forwards	$–	$73,477	$–	$73,477
Total Other Financial Instruments	$–	$73,477	$–	$73,477

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.